Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	We are filing the accompanying Amendment No. 1 to our Proxy Statement on Schedule 14A for the sole purpose of including certain Inline eXtensible Business Reporting Language data tagging, which was inadvertently omitted from the original Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	The Honest Company, Inc.
Entity Central Index Key	0001530979